Investments accounted for using equity method	12 Months Ended
Dec. 31, 2022
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16
Investments accounted for using equity method

Joint ventures and Associates

As of
December 31, 2022 and 2021
, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2022	As of December 31, 2021
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	10,829,522	12,235,881
Central Cervecera de Colombia S.A.S.	50.00	21,228,654	22,337,040
Zona Franca Central Cervecera S.A.S.	50.00	84,611,035	102,959,342
Aguas de Origen S.A.	50.00	19,832,320	-
Total joint ventures		136,501,531	137,532,263
Aguas Danone de Argentina S.A.	49.00	3,565,708	-
Other companies		858,773	582,217
Total associates		4,424,481	582,217
Total		140,926,012	138,114,480

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas de Origen S.A.	104,552	-
Aguas Danone de Argentina S.A.	2,336,251	-
Total	4,335,573	1,894,770

The share of net income (loss) of joint ventures and associates accounted for using the equity method are detailed as follows:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(9,410,015)	(5,935,519)	(11,577,019)
Zona Franca Central Cervecera S.A.S.	(1,965,827)	2,904,998	1,690,661
Cervecería Austral S.A.	2,533,720	-	-
Aguas Danone de Origen S.A.	2,817,243	3,957,553	1,799,437
Foods Compañía de Alimentos CCU Ltda.	-	-	(354,154)
Total joint ventures	(6,024,879)	927,032	(8,441,075)
Aguas Danone de Argentina S.A.	(5,272,903)	-	-
Other companies	319,714	(701,006)	3,866
Total associates	(4,953,189)	(701,006)	3,866
Total	(10,978,068)	226,026	(8,437,209)

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Balance at the beginning of year	138,114,480	131,106,785
Other payments to acquire interests in joint ventures and associates	36,465,915	5,791,718
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(10,978,068)	226,026
Dividends received	(4,164,922)	(1,651,730)
Others (*)	(18,511,393)	2,641,681
Total	140,926,012	138,114,480

(*) Mainly includes effects from the foreign currency of joint ventures.

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2) Central Cervecera de Colombia S.A.S
. and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Investments II SpA., and Grupo Postobón have established a joint arrangement through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Investments ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operation, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC, CCC markets these products.

For the purposes above, previous associations involve the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

As of December 31, 2022 and December 31, 2021, the total amount contributed to CCC and ZF CC was US$ 298,959,619 (equivalents to ThCh$ 202,106,752) and US$ 286,949,917 (equivalents to ThCh$ 191,778,048).

(3) Aguas Danone de Argentina S.A. and Aguas de Origen S.A.

On April 28, 2022, CCU through its subsidiary, Compañía Cervecerías Unidas Argentina S.A. acquired 49% of the ownership of Aguas Danone de Argentina S.A. ("ADA"), which includes the business of mineral waters, flavored waters and powdered juices with its brands Villavicencio, Villa del Sur, Levité, Ser and Brío (the "Transaction"). The Transaction included share acquisition and capital contributions in Argentine pesos totaling US$ 28.8 million (equivalent to ThCh$ 25,594,237).

According to a public deed dated April 28, 2022, the subsidiary Compañía Cervecerías Unidas Argentina S.A., acquired 49,000 ordinary, nominative, non-endorsable shares of Aguas de Origen S.A. ("ADO"), at a value of one Argentine peso each, reaching a 49% interest in this company. The effective payment of this acquisition was made on August 26, 2022.

It should be noted that Aguas de Origen S.A. ("ADO"), is the contination the business of Aguas Danone de Argentina S.A., whish was efective as of December 1, 2022 as a result of the spin-off-merger approved by the shareholders' meeting of Aguas Danone de Argentina S.A. and Aguas de Origen S.A. on June 30, 2022.

On November 30, 2022, a purchase of 634,061 shares equivalent to ThCh$ 542,974 was made from Holding Internationale De Boissons S.A.S., which corresponds to 1% of the shares of "ADO", thus reaching a 50% shareholding in this company.

(4) Foods Compañía de Alimentos CCU Ltda. (“Foods”)

Foods, is a closed stock company that participated in the business of snacks and foods in Chile. At the end of 2015, Foods sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition Foods was the main shareholder of Alimentos Nutrabien S.A. and owned the Nutra Bien brand
.
 On December 17, 2018, Foods and subsidiary CCU Inversiones S.A. sold 100% of the shares of Alimentos Nutrabien S.A. to Ideal S.A.

On November 18, 2019 at the Ordinary Shareholders Meeting, it was agreed to decrease the capital of the company by an amount of ThCh$ 22,400,000, leaving a final capital of ThCh$ 12,144,358
.
This decrease was paid in proportion to the number of shares held by each shareholder as of the date of said Meeting.

In the Extraordinary Shareholders' Meeting held on September 23, 2020, it was agreed to transform the company into a limited liability company (LLC), which was renamed as Foods Compañía de Alimentos CCU Limitada.

On November 11, 2020, Foods Compañía de Alimentos CCU Limitada was liquidated.

As a result of the aforementioned the shareholder CCU Inversiones S.A. exchanged its investment for assets: cash, which is presented in the Statement of Cash Flows under Investment flows in the line Other cash movements, and land and facilities in the Consolidated Financial Statement in the Item Investment Properties.

The effect on results of this dissolution amounted to ThCh $ 1,355,651.

The Company does not have any contingent liabilities related to joint ventures and associates as December 31, 2022.

Summarized financial information for associates and joint ventures: The tables below provide summarized financial information for those joint ventures and associates that are material to the group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company's share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments.

	Associates	Joint ventures
	As of December 31, 2022	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	1,002,278	185,086,705	119,216,592
Non-current assets	3,554,693	287,017,890	308,504,421
Current liabilities	885,460	127,663,233	94,235,491
Non-current liabilities	1,162,416	75,013,628	62,342,964

	Associates	Joint ventures
	For the years ended as of December 31,
	2022	2022	2021	2020
	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	133,790,585	327,979,632	266,707,778	186,220,125
Operating result	(8,524,865)	(8,895,582)	(3,907,203)	(17,903,426)
Net income for year	(13,235,375)	(14,228,664)	548,637	(17,637,644)
Other comprehensive income	-	(28,791,782)	16,571,448	10,808,355
Depreciation and amortization	(3,739,776)	(16,901,777)	(15,726,722)	(16,209,859)